Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss	6 Months Ended
Jun. 30, 2019
Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Abstract]
Disclosure of Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [text block]

Net Interest Income and Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss

	Three months ended		Six months ended
in € m.	Jun 30, 2019	Jun 30, 2018	Jun 30, 2019	Jun 30, 2018
Net interest income[1]	3,630	3,465	6,933	6,415
Trading income[2]	148	(175)	985	867
Net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	189	46	319	24
Net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	(124)	275	(322)	405
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	213	147	982	1,296
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,844	3,612	7,916	7,712
Sales & Trading (Equity)	237	426	615	865
Sales & Trading (FIC)	1,375	1,254	3,039	2,949
Total Sales & Trading	1,613	1,680	3,654	3,814
Global Transaction Banking	481	443	975	906
Remaining Products	(210)	(14)	(381)	(165)
Corporate & Investment Bank	1,884	2,109	4,247	4,555
Private & Commercial Bank	1,561	1,573	3,098	3,103
Asset Management	(1)	18	39	(20)
Corporate & Other	400	(88)	532	74
Total net interest income and net gains (losses) on financial assets/liabilities at fair value through profit or loss	3,844	3,612	7,916	7,712

[1] Prior period comparatives have been restated. € 35 million and € 73 million were reclassified from Net interest income to Commission and fee Income for the three months and six months ended June 30, 2018, respectively.

[2]Trading income includes gains and losses from derivatives not qualifying for hedge accounting.

Net interest income for the three months ended June 30, 2019 and June 30, 2018 included € 23 million and € 23 million respectively and for six months ended June 30, 2019 and June 30, 2018 included € 46 million and € 46 million respectively, which were related to government grants under the Targeted Longer-Term Refinancing Operations II (TLTRO II)-program.